Consolidated Statements of Stockholders’ Equity - USD ($)		Common Stock	Additional paid-in capital	Capital reserves	Accumulated (deficit)	Total
Balance at Dec. 31, 2018		$ 3,692	$ 46,177,521		$ (41,071,971)	$ 5,109,242
Balance (in Shares) at Dec. 31, 2018	[1]	36,915,343
Issuance of Shares		$ 5,748	9,614,508			9,620,256
Issuance of Shares (in Shares)	[1]	58,627,601
Cancelation of shares		$ (355)	355
Cancelation of shares (in Shares)	[1]	(3,550,000)
Issuance of shares for services		$ 2,045	2,265,734			2,267,779
Issuance of shares for services (in Shares)	[1]	19,311,309
Net loss					(6,541,686)	(6,541,686)
Balance at Dec. 31, 2019		$ 11,130	58,058,118		(47,613,657)	10,455,591
Balance (in Shares) at Dec. 31, 2019	[1]	111,304,253
Effect of reverse split from 13 shares to 1 share		$ (10,274)	10,274
Effect of reverse split from 13 shares to 1 share (in Shares)	[1]	(102,742,549)
Issuance of Shares		$ 237	6,657,412			6,657,649
Issuance of Shares (in Shares)	[1]	2,366,016
Issuance of shares for acquisitions		$ 331		19,285,383		19,285,714
Issuance of shares for acquisitions (in Shares)	[1]	3,311,668
Cancelation of shares		$ (40)	(616,841)			(616,881)
Cancelation of shares (in Shares)	[1]	(404,439)
Issuance of shares for services		$ 172	2,630,932			2,631,104
Issuance of shares for services (in Shares)	[1]	1,722,490
Net loss					(14,509,669)	(14,509,669)
Balance at Dec. 31, 2020		$ 1,556	66,739,895	19,285,383	(62,123,326)	23,903,508
Balance (in Shares) at Dec. 31, 2020	[1]	15,557,439
Issuance of shares for proceeds		$ 24	1,420,389			1,420,413
Issuance of shares for proceeds (in Shares)		238,194
Issuance of shares for acquisitions		$ 103		6,192,336		6,192,439
Issuance of shares for acquisitions (in Shares)		1,032,056
Issuance of shares for services		$ 100	1,525,904			1,526,004
Issuance of shares for services (in Shares)		998,955
Net loss					(4,081,749)	(4,081,749)
Balance at Mar. 31, 2021		$ 1,783	69,686,188	25,477,719	(66,205,075)	28,960,615
Balance (in Shares) at Mar. 31, 2021		17,826,644
Balance at Dec. 31, 2020		$ 1,556	66,739,895	19,285,383	(62,123,326)	23,903,508
Balance (in Shares) at Dec. 31, 2020	[1]	15,557,439
Net loss						(9,057,384)
Balance at Jun. 30, 2021		$ 2,124	74,944,666	26,604,050	(71,180,710)	30,370,130
Balance (in Shares) at Jun. 30, 2021		21,236,411
Balance at Dec. 31, 2020		$ 1,556	66,739,895	19,285,383	(62,123,326)	23,903,508
Balance (in Shares) at Dec. 31, 2020	[1]	15,557,439
Issuance of Shares		$ 568	9,287,284			9,287,852
Issuance of Shares (in Shares)	[1]	5,675,343
Issuance of shares for acquisitions		$ 103		10,064,412		10,064,515
Issuance of shares for acquisitions (in Shares)	[1]	1,032,056
Cancelation of shares		$ (9)				(9)
Cancelation of shares (in Shares)	[1]	(90,000)
Issuance of shares for services		$ 231	3,534,825			3,535,056
Issuance of shares for services (in Shares)	[1]	2,313,941
Issuance of Shares for Convertible Note		$ 186	2,911,000			2,911,186
Issuance of Shares for Convertible Note (in Shares)	[1]	1,861,977
Net loss					(20,126,787)	(20,126,787)
Balance at Dec. 31, 2021		$ 2,635	82,473,004	29,349,795	(82,250,113)	29,575,321
Balance (in Shares) at Dec. 31, 2021	[1]	26,350,756
Balance at Mar. 31, 2021		$ 1,783	69,686,188	25,477,719	(66,205,075)	28,960,615
Balance (in Shares) at Mar. 31, 2021		17,826,644
Issuance of shares for proceeds		$ 249	3,851,650			3,851,899
Issuance of shares for proceeds (in Shares)		2,488,767
Issuance of shares for acquisitions				1,126,331		1,126,331
Issuance of shares for services		$ 92	1,406,828			1,406,920
Issuance of shares for services (in Shares)		921,000
Net loss					(4,975,635)	(4,975,635)
Balance at Jun. 30, 2021		$ 2,124	74,944,666	26,604,050	(71,180,710)	30,370,130
Balance (in Shares) at Jun. 30, 2021		21,236,411
Balance at Dec. 31, 2021		$ 2,635	82,473,004	29,349,795	(82,250,113)	29,575,321
Balance (in Shares) at Dec. 31, 2021	[1]	26,350,756
Issuance of Shares		$ 295	1,595,486	(4,380,399)		(2,784,618)
Issuance of Shares (in Shares)		2,951,080
Cancelation of shares		$ (13)				(13)
Cancelation of shares (in Shares)		(132,320)
Net loss					(3,980,524)	(3,980,524)
Balance at Mar. 31, 2022		$ 2,917	84,068,490	24,969,396	(86,230,637)	22,810,166
Balance (in Shares) at Mar. 31, 2022		29,169,516
Balance at Dec. 31, 2021		$ 2,635	82,473,004	29,349,795	(82,250,113)	29,575,321
Balance (in Shares) at Dec. 31, 2021	[1]	26,350,756
Net loss						(10,441,365)
Balance at Jun. 30, 2022		$ 3,340	85,768,372	25,010,514	(92,691,478)	18,090,748
Balance (in Shares) at Jun. 30, 2022		33,401,334
Balance at Mar. 31, 2022		$ 2,917	84,068,490	24,969,396	(86,230,637)	22,810,166
Balance (in Shares) at Mar. 31, 2022		29,169,516
Issuance of Shares		$ 423	1,699,882	41,118		1,741,423
Issuance of Shares (in Shares)		4,231,824
Cancelation of shares
Cancelation of shares (in Shares)		(6)
Net loss					(6,460,841)	(6,460,841)
Balance at Jun. 30, 2022		$ 3,340	$ 85,768,372	$ 25,010,514	$ (92,691,478)	$ 18,090,748
Balance (in Shares) at Jun. 30, 2022		33,401,334

[1]	The number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020